Acquisitions - Summary of Preliminary Consideration Transferred (Details) - Foley Trasimene Acquisition Corp $ in Millions	Jul. 02, 2021 USD ($)
Business Acquisition [Line Items]
Cash consideration to prior equityholders	$ 1,055
Repayment of debt	1,814
Total cash consideration	2,869
Continuing unitholders rollover equity into the Company	1,414
Consideration transferred	5,010
Noncontrolling interest	800
Tax Receivable Agreement
Business Acquisition [Line Items]
Contingent consideration	618
Seller Earnouts
Business Acquisition [Line Items]
Contingent consideration	$ 109